Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income attributable to U.S. Bancorp	$ 6,299	$ 5,429	$ 5,825
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	2,238	2,275	1,977
Depreciation and amortization of premises and equipment	370	382	345
Amortization of intangibles	569	636	215
(Gain) loss on sale of loans held for sale	(184)	7	387
(Gain) loss on sale of securities and other assets	123	119	(188)
Loans originated for sale, net of repayments	(24,225)	(26,936)	(33,127)
Proceeds from sales of loans held for sale	24,008	26,686	38,895
Other, net	2,075	(151)	6,790
Net cash provided by operating activities	11,273	8,447	21,119
Investing Activities
Proceeds from sales of available-for-sale investment securities	13,125	11,209	36,391
Proceeds from maturities of held-to-maturity investment securities	6,161	6,164	5,759
Proceeds from maturities of available-for-sale investment securities	6,006	6,314	14,927
Purchases of held-to-maturity investment securities	(246)	(932)	(7,091)
Purchases of available-for-sale investment securities	(35,886)	(8,342)	(24,592)
Net (increase) decrease in loans outstanding	(7,278)	3,829	(27,318)
Proceeds from sales of loans	645	5,707	4,420
Purchases of loans	(1,264)	(1,106)	(2,113)
Net (increase) decrease in securities purchased under agreements to resell	(3,859)	(2,404)	252
Net cash (paid for) received from acquisitions	(103)	(330)	12,257
Other, net	(1,835)	(1,184)	(5,392)
Net cash (used in) provided by investing activities	(24,534)	18,925	7,500
Financing Activities
Net increase (decrease) in deposits	6,001	(12,291)	(17,215)
Net increase (decrease) in short-term borrowings	239	(16,508)	15,213
Proceeds from issuance of long-term debt	12,017	15,583	8,732
Principal payments or redemption of long-term debt	(6,042)	(4,084)	(6,926)
Proceeds from issuance of preferred stock	0	0	437
Proceeds from issuance of common stock	32	951	21
Repurchase of preferred stock	0	0	(1,100)
Repurchase of common stock	(173)	(62)	(69)
Cash dividends paid on preferred stock	(356)	(341)	(299)
Cash dividends paid on common stock	(3,092)	(2,970)	(2,776)
Other, net	(55)	0	0
Net cash provided by (used in) financing activities	8,571	(19,722)	(3,982)
Change in cash and due from banks	(4,690)	7,650	24,637
Cash and due from banks at beginning of period	61,192	53,542	28,905
Cash and due from banks at end of period	56,502	61,192	53,542
Supplemental Cash Flow Disclosures
Cash paid for income taxes	499	645	767
Cash paid for interest	15,382	12,282	2,717
Noncash transfer of available-for-sale investment securities to held-to-maturity	0	0	40,695
Net noncash transfers to foreclosed property	24	26	23
Acquisitions
Assets acquired (sold)	106	(83)	106,209
Liabilities (assumed) sold	(3)	413	(95,753)
Net	$ 103	$ 330	$ 10,456